SUBSEQUENT EVENTS (Details)		3 Months Ended	8 Months Ended
	Feb. 22, 2021 USD ($) D $ / shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Feb. 20, 2021 USD ($)	Jul. 30, 2020 $ / shares
Subsequent Event [Line Items]
Values of shares issued			$ 25,000
Amounts borrowed		$ 1,500,000	$ 550,000
Convertible promissory note with Sponsor
Subsequent Event [Line Items]
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Maximum loans convertible into warrants	$ 1,500,000
Price of warrants (in dollars per share) | $ / shares	$ 1.00
Amounts borrowed	$ 1,500,000
Merger Agreement with Merger Sub and Atieva
Subsequent Event [Line Items]
Consideration	$ 11,750,000,000
Number of business days prior to closing date considered for determination of Equity Value | D	2
Subsequent Event
Subsequent Event [Line Items]
Fee payable to service provider upon the consummation of a Business Combination				$ 6,000,000
Fee payable to service provider upon consummation of the financing				500,000
Threshold maximum out-of-pocket expenses				$ 125,000
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Subsequent Event | Convertible promissory note with Sponsor
Subsequent Event [Line Items]
Maximum borrowing capacity of related party promissory note	1,500,000
Maximum loans convertible into warrants	$ 1,500,000
Price of warrants (in dollars per share) | $ / shares	$ 1.00
Amounts borrowed	$ 1,500,000
Subsequent Event | Merger Agreement with Merger Sub and Atieva
Subsequent Event [Line Items]
Consideration	$ 11,750,000,000
Number of business days prior to closing date considered for determination of Equity Value	2
Class A Common Stock
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Share price | $ / shares		$ 12.00	$ 12.00
Class A Common Stock | Merger Agreement with Merger Sub and Atieva
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares	$ 0.0001
Merger consideration (in dollars per share) | $ / shares	$ 10.00
Class A Common Stock | Subsequent Event | Common Stock Subscription Agreements | PIPE Investors
Subsequent Event [Line Items]
Values of shares issued	$ 2,500,000,000
Share price | $ / shares	$ 15
Class A Common Stock | Subsequent Event | Merger Agreement with Merger Sub and Atieva
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares	0.0001
Merger consideration (in dollars per share) | $ / shares	$ 10.00